Schedule of Estimated Useful Lives of Leasehold Improvements and Equipment (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leasehold Improvements And Equipment [table Text Block] 1	20.00%
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leasehold Improvements And Equipment [table Text Block] 2	30.00%
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leasehold Improvements And Equipment [table Text Block] 3 | $	$ 5
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Leasehold Improvements And Equipment [table Text Block] 4 | yr	10